Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
Accounting policies

Property, plant and equipment are recorded at their acquisition cost. Major renovations and improvements necessary to bring an asset to the working condition for its use as intended by the Company’s management are capitalized. The cost of repairs, maintenance and other renovation work is expensed as incurred.

Property, plant and equipment are depreciated on a straight-line basis according to the estimated useful life of the relevant assets.

The depreciation periods used are as follows:
•General fixtures and fittings, building work: 5 to 10 years;
•Technical installations, equipment and industrial tooling: 3 to 10 years; and
•Office and IT equipment and furniture: 1 to 10 years.

Recoverable amount of property, plant and equipment

Property, plant and equipment with a definite useful life are tested for impairment when there are events or changes in circumstances that indicate that the asset might be impaired. An impairment loss is recognized for the excess of the carrying amount of the asset over its recoverable amount. The recoverable amount of an asset is equal to the higher of (i) its fair value less costs to sell and (ii) its value in use.

Detail of property, plant and equipment

The change in property, plant and equipment is as follows:

(in thousands of euros)	As of January 1, 2020	Increases	Decreases	Other movements & transfer.	Currency translation	As of December 31, 2020
Fixtures, fittings and installations	3,297	16	—	—	—	3,313
Right of use – Buildings	6,766	418	(14)	—	—	7,171
Technical equipment	2,019	42	—	—	—	2,061
Office and IT equipment	957	37	(1)	—	(4)	988
Transport equipment	34	—	—	—	(3)	31
Right of use – Transport equipment	115	—	(41)	(5)	(4)	65
Tangible assets in progress	11	1	—	(11)	—	1
Prepayments on tangible assets	—	0	—	—	—	0
Gross book value of tangible assets	13,197	515	(57)	(15)	(11)	13,630
Fixtures, fittings and installations	(1,001)	(320)	—	—	—	(1,320)
Right of use – Buildings	(829)	(911)	—	2	—	(1,739)
Technical equipment	(1,272)	(194)	—	—	—	(1,466)
Office and IT equipment	(629)	(157)	1	—	2	(783)
Transport equipment	(34)	—	—	1	3	(31)
Right of use – Transport equipment	(45)	(35)	42	—	1	(36)
Accumulated depreciation of tangible assets(1)	(3,811)	(1,616)	43	4	6	(5,374)
Net book value of tangible assets	9,386	(1,101)	(14)	(12)	(4)	8,256
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses

The €418 thousand increase in Right of use – Buildings mainly relates to:

•two new lease contracts: one in Oberkampf Street in Paris, France for €155 thousand, the other in Faubourg Saint-Antoine in Paris, France for €140 thousand,
•the termination of a lease contract by Curadigm SAS for €43 thousand;
•The addition of a parking under the leases for the Villejuif facility for €30 thousand, and
•the impact of an annual rent adjustment for the Wattignies and Villejuif leases based on the INSEE (National Institute of Statistics and Economic Studies) index for €35 and €15 thousand, respectively.

(in thousands of euros)	As of January 1, 2019	Increases	Decreases	Other movements & transfer.	As of December 31, 2019
Fixtures, fittings and installations	2,480	815	—	2	3,297
Right of use – Buildings	5,416	1,349	—	—	6,766
Technical equipment	1,925	120	—	(25)	2,019
Office and IT equipment	828	145	(13)	(4)	957
Transport equipment	33	—	—	—	34
Right of use – Transport equipment	83	82	(51)	—	115
Tangible assets in progress	—	11	—	—	11
Prepayments on tangible assets	2	—	—	(2)	—
Gross book value of tangible assets	10,768	2,522	(64)	(29)	13,197
Fixtures, fittings and installations	(750)	(251)	—	—	(1,001)
Right of use – Buildings	—	(829)	—	—	(829)
Technical equipment	(1,123)	(175)	—	25	(1,272)
Office and IT equipment	(483)	(162)	12	4	(629)
Transport equipment	(28)	(6)	—	—	(34)
Right of use – Transport equipment	—	(55)	10	—	(45)
Accumulated depreciation of tangible assets(1)	(2,384)	(1,478)	22	29	(3,811)
Net book value of tangible assets	8,384	1,044	(42)	—	9,386
(1)Expenses for the period are detailed in Note 16.4 Depreciation, amortization and provisions expenses

As of January 1, 2019, the Company applied the new standard IFRS 16 (see Note 2.1 for further details on the impact of IFRS 16 first application). Therefore €5.5 million of right of use assets have been accounted for in the opening statement of financial position (as at January 1, 2019), of which €5.4 million, or 98%, are related to the buildings lease contracts.

In 2019, the increase of €2.5 million is primarily due to the new lease contract of Nanobiotix France entered into for the 5th floor of 60, rue de Wattignies, which resulted in the acquisition of €815 thousand of additional fixtures, fittings and installations and an additional right of use of €1.3 million.

In 2019, the Company also acquired office, IT and technical equipment to meet the needs of the increased staffing level.